Treasury Shares - Summary of Holding of Treasury Shares (Detail) € in Thousands	9 Months Ended
Sep. 30, 2024 EUR (€) shares
Disclosure Of Holding Of Treasury Shares [Line Items]
January 1, 2024 (Nominal values) | €	€ 146
Transferred under stock incentive programs (Nominal values) | €	(28)
June 30, 2024 (Nominal values) | €	€ 118
January 1, 2024 (Holding) | shares	1,093,054
Transferred under stock incentive programs (Holding) | shares	(211,324)
June 30, 2024 (Holding) | shares	881,730
January 1, 2024 (Holding in % of total outstanding shares)	1.90%
Transferred under stock incentive programs (Holding in 1% total outstanding shares)	0.00%
June 30, 2024 (Holding in % of total outstanding shares)	1.50%